Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 4,044,318	$ 18,724	$ 7,095,355	$ (22,186,942)	$ (15,072,863)
Beginning balance, shares at Dec. 31, 2020		756,558	2,674,860
Stock-based compensation expense			$ 16	42,996		43,012
Stock-based compensation expense, shares			2,280
Net loss					(6,326,413)	(6,326,413)
Beneficial conversion feature for bridge notes				739,602		739,602
Debt discount for warrants issued				745,604		745,604
Fair value of warrants issued				4,080,339		$ 4,080,339
Exercise of stock options, shares
Ending balance, value at Dec. 31, 2021		$ 4,044,318	$ 18,740	12,703,896	(28,513,355)	$ (15,790,719)
Ending balance, shares at Dec. 31, 2021		756,558	2,677,140
Stock-based compensation expense			$ 121	132,426		132,732
Stock-based compensation expense, shares			17,319
Net loss					(1,560,072)	(1,560,072)
Beneficial conversion feature for bridge notes				213,942		213,942
Debt discount for warrants issued				217,973		217,973
Common stock issued upon initial public offering, net of underwriters’ commission and offering costs of $1.8 million
Exercise of stock options, shares						0
Ending balance, value at Jun. 30, 2022		$ 4,044,318	$ 18,861	13,268,237	(30,073,427)	$ (16,786,329)
Ending balance, shares at Jun. 30, 2022		756,558	2,694,459
Beginning balance, value at Dec. 31, 2021		$ 4,044,318	$ 18,740	12,703,896	(28,513,355)	(15,790,719)
Beginning balance, shares at Dec. 31, 2021		756,558	2,677,140
Stock-based compensation expense			$ 208	248,384		248,592
Stock-based compensation expense, shares			29,728
Net loss					(8,154,113)	(8,154,113)
Beneficial conversion feature for bridge notes				462,344		462,344
Debt discount for warrants issued				352,250		352,250
Common stock issued upon initial public offering, net of underwriters’ commission and offering costs of $1.8 million			8,978	6,018,436		6,027,414
Return of capital from stock split				(185)		(185)
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			1,282,600
Common stock issued on conversion of convertible preferred stock		$ (4,044,318)	$ 5,296	4,039,022		4,044,318
Common stock issued on conversion of convertible preferred stock, shares		(756,558)	756,558
Common stock issued on conversion of notes payable			$ 17,738	16,047,594		16,065,332
Common stock issued on conversion of notes payable, shares			2,533,964
Exercise of warrants			$ 7,255	7,706,055		7,713,310
Exercise of warrants, shares			1,036,486
Exercise of stock options			$ 454	74,446		$ 74,900
Exercise of stock options, shares			64,848			64,848
Ending balance, value at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	$ 11,043,443
Ending balance, shares at Dec. 31, 2022			8,381,324
Beginning balance, value at Mar. 31, 2022		$ 4,044,318	$ 18,850	13,241,748	(29,985,375)	(16,724,777)
Beginning balance, shares at Mar. 31, 2022		756,558	2,692,912
Stock-based compensation expense			$ 11	26,674		26,685
Stock-based compensation expense, shares			1,547
Net loss					(88,052)	(88,052)
Debt discount for warrants issued				(185)		(185)
Ending balance, value at Jun. 30, 2022		$ 4,044,318	$ 18,861	13,268,237	(30,073,427)	(16,786,329)
Ending balance, shares at Jun. 30, 2022		756,558	2,694,459
Beginning balance, value at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	11,043,443
Beginning balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation expense			$ 1,218	326,650		327,868
Stock-based compensation expense, shares			174,041
Net loss					(3,272,963)	$ (3,272,963)
Exercise of stock options, shares						0
Ending balance, value at Jun. 30, 2023			$ 59,887	47,978,892	(39,940,431)	$ 8,098,348
Ending balance, shares at Jun. 30, 2023			8,555,365
Beginning balance, value at Mar. 31, 2023			$ 59,241	47,809,283	(38,200,258)	9,668,266
Beginning balance, shares at Mar. 31, 2023			8,463,052
Stock-based compensation expense			$ 646	169,609		170,255
Stock-based compensation expense, shares			92,313
Net loss					(1,740,173)	(1,740,173)
Ending balance, value at Jun. 30, 2023			$ 59,887	$ 47,978,892	$ (39,940,431)	$ 8,098,348
Ending balance, shares at Jun. 30, 2023			8,555,365